Financial Information as per operating segments (Details 6) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cash flows from operating activities	$ 287,516,727	$ 294,097,407	$ 45,937,153
Cash flows from investing activities	(118,294,251)	(137,231,817)	(236,456,796)
Cash flows from financing activities	(125,035,774)	(118,036,175)	537,101,943
Chile Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Cash flows from operating activities	151,388,387	131,525,546	16,363,598
Cash flows from investing activities	(89,738,925)	(60,441,964)	(144,848,367)
Cash flows from financing activities	(38,133,807)	(27,109,286)	45,534,885
International Business Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Cash flows from operating activities	59,970,855	69,414,222	68,638,330
Cash flows from investing activities	(50,729,308)	(38,973,597)	(67,910,992)
Cash flows from financing activities	5,058,733	1,426,434	3,751,919
Wine Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Cash flows from operating activities	40,445,090	21,783,654	6,000,923
Cash flows from investing activities	(11,656,348)	(11,310,213)	(13,030,601)
Cash flows from financing activities	(26,326,863)	(5,351,845)	(30,597,389)
All other segments [member]
IfrsStatementLineItems [Line Items]
Cash flows from operating activities	35,712,395	71,373,985	(45,065,698)
Cash flows from investing activities	33,830,330	(26,506,043)	(10,666,836)
Cash flows from financing activities	$ (65,633,837)	$ (87,001,478)	$ 518,412,528